Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Product Information [Line Items]
Cash and cash equivalents	$ 74,756,573	$ 249,356	$ 234,234
FDIC insurance limits		250,000
Long lived assets impairment charges		$ 0	$ 0
Office Equipment [Member] | Minimum [Member]
Product Information [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Office Equipment [Member] | Maximum [Member]
Product Information [Line Items]
Property, plant and equipment, useful life	5 years	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Product Information [Line Items]
Property, plant and equipment, useful life	5 years	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Product Information [Line Items]
Property, plant and equipment, useful life	7 years	7 years
Machinery and Equipment [Member] | Minimum [Member]
Product Information [Line Items]
Property, plant and equipment, useful life	6 years	6 years
Machinery and Equipment [Member] | Maximum [Member]
Product Information [Line Items]
Property, plant and equipment, useful life	10 years	10 years
Building Improvements [Member] | Minimum [Member]
Product Information [Line Items]
Property, plant and equipment, useful life	10 years	10 years
Building Improvements [Member] | Maximum [Member]
Product Information [Line Items]
Property, plant and equipment, useful life	15 years	15 years
Software Development [Member]
Product Information [Line Items]
Property, plant and equipment, useful life	5 years	5 years
Vehicles [Member] | Minimum [Member]
Product Information [Line Items]
Property, plant and equipment, useful life	5 years	5 years
Vehicles [Member] | Maximum [Member]
Product Information [Line Items]
Property, plant and equipment, useful life	7 years	7 years
Building [Member]
Product Information [Line Items]
Property, plant and equipment, useful life	40 years	40 years
Molds [Member]
Product Information [Line Items]
Property, plant and equipment, useful life		5 years
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Largest Customer [Member]
Product Information [Line Items]
Concentration risk, percentage		18.00%